FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Yield curves (Details)	Dec. 31, 2021
Term, 1 month
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	18.07%
Term, 1 month | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	9.15%
Term, 1 month | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	0.22%
Term, 6 months
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	3.70%
Term, 6 months | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	11.22%
Term, 6 months | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	0.32%
Term, 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	2.50%
Term, 1 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	11.79%
Term, 1 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	0.53%
Term, 2 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	2.17%
Term, 2 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	10.97%
Term, 2 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	0.92%
Term, 3 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	2.18%
Term, 3 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	10.60%
Term, 3 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	1.16%
Term, 5 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	2.25%
Term, 5 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	10.61%
Term, 5 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	1.36%
Term, 10 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	2.47%
Term, 10 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	10.71%
Term, 10 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	1.59%